Commitments and Credit Risk - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Commitments and Credit Risk [Line Items]
Loans and Leases Receivable, Commitments, Variable Rates	$ 12.3	$ 11.3
Minimum
Commitments and Credit Risk [Line Items]
Time to fund mortgage loan	60 days
Maximum
Commitments and Credit Risk [Line Items]
Time to fund mortgage loan	90 days
Installment Loans
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	4.03%	5.30%
Real Estate Loans
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	21.40%	24.70%
Deposits with Federal Reserve Bank of Cleveland	$ 7.3	$ 7.8
Commercial Line [Member]
Commitments and Credit Risk [Line Items]
Lines Of credit granted	20.9	18.6
Consumer Lines [Member]
Commitments and Credit Risk [Line Items]
Lines Of credit granted	$ 35.6	$ 36.4
Commercial Real Estate Other Receivable
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	74.60%	70.00%